Investment Strategy	Jul. 29, 2025
STF Tactical Growth & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by allocating its investments among a combination of (i) U.S. equity securities or ETFs that, in the aggregate, seek to replicate the Nasdaq-100® Index (the “Equity Index Allocation”), (ii) directly in, or in ETFs that hold, long-duration U.S. Treasury securities (the “Fixed Income Allocation”), and (iii) short-term U.S. Treasury bills, money market funds, and cash and/or cash equivalents (the “Cash Equivalents”). The Fund also may opportunistically employ an options spread strategy, as discussed in more detail below.
In making investment decisions for the Fund, STF Management LP (the “Adviser”), the Fund’s investment adviser, utilizes a proprietary, tactical unconstrained growth model (the “TUG Model”). The TUG Model combines both quantitative and qualitative analysis factors, but is primarily quantitative in nature. The quantitative factors underlying the TUG Model include, but are not limited to, asset class (i.e., equity and fixed income) and market volatility, as well as rates of change in both asset class price action (i.e., the price movement of securities in a particular asset class over time) and market volatility. The TUG Model is based on signals that are derived from a proprietary algorithm that tracks market price action across equities, fixed income, and commodities, to include rates of change in correlation and volatility. In response to shifts in price action, market volatility, and correlation of the two primary asset classes based on the TUG Model, the Adviser will adjust the Fund’s portfolio allocations between the Equity Index Allocation and the Fixed Income Allocation and thereby seek to proactively adapt to current market conditions.
The TUG Model provides the opportunity to take advantage of both equity bull and bear markets through the use of strategic long equity positions in addition to long Treasury and money market positions. In seeking to capitalize on the non-correlative relationship between equities and fixed income securities, the TUG Model will assess which asset class provides the best opportunity for growth in light of prevailing market conditions. For example, when the equity markets become indecisive, the TUG Model seeks to both protect and benefit the Fund from the periodic reversals in equities by allocating assets to bond and/or Cash Equivalents.
The TUG Model monitors several moving averages of various lengths to measure underlying trends within the Nasdaq-100® Index. Multiple buy and sell signals are incorporated into the TUG Model to take advantage of evolving market conditions. As a result, the
TUG Model generates unique signals in both bullish and bearish markets, as the market tends to behave differently depending on the trend. A partial allocation to Treasury bonds may be made when the equity signal is not at full strength.
Options Spread Strategy
The Adviser also may opportunistically invest in options to seek to enhance the Fund’s return. The Fund’s options spread strategy typically consists of two components: (i) selling call options on the Nasdaq-100® Index on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy call options on the same reference asset(s).
Short Call Options. A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the Fund retains the premium. The call options written by the Fund will be collateralized by the Fund’s equity holdings at the time the Fund sells the options.
Long Call Options. When the Fund purchases a call option, the Fund pays an amount (premium) to acquire the right to buy shares of a reference asset at a strike price until the expiration date. In the event the reference asset appreciates in value above the strike price and the Fund exercises its call option, the Fund will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.
The options purchased or sold by the Fund will typically have an expiration date approximately one month from the time of purchase or sale. Call options written by the Fund will typically have a strike price that is at, near, or higher than the current price of the reference asset, and call options purchased by the Fund will typically have a strike price that is higher (in some cases, significantly higher) than the current price of the reference asset. The call options used by the Fund will be traded on a national securities exchange and be settled in cash.
The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
STF Tactical Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by allocating its investments among a combination of (i) U.S. equity securities or ETFs that, in the aggregate, seek to replicate the Nasdaq-100® Index (the “Equity Index Allocation”), (ii) directly in, or in ETFs that hold, long-duration U.S. Treasury securities (the “Fixed Income Allocation”), and (iii) short-term U.S. Treasury bills, money market funds, and cash and/or cash equivalents (the “Cash Equivalents”).
In making investment decisions for the Fund, STF Management LP (the “Adviser”), the Fund’s investment adviser, utilizes a proprietary, tactical unconstrained growth model (the “TUG Model”). The TUG Model combines both quantitative and qualitative analysis factors, but is primarily quantitative in nature. The quantitative factors underlying the TUG Model include, but are not limited to, asset class (i.e., equity and fixed income) and market volatility, as well as rates of change in both asset class price action (i.e., the price movement of securities in a particular asset class over time) and market volatility. The TUG Model is based on signals that are derived from a proprietary algorithm that tracks market price action across equities, fixed income, and commodities, to include rates of change in correlation and volatility. In response to shifts in price action, market volatility, and correlation of the two primary asset classes based on the TUG Model, the Adviser will adjust the Fund’s portfolio allocations between the Equity Index Allocation and the Fixed Income Allocation and thereby seek to proactively adapt to current market conditions.
The TUG Model provides the opportunity to take advantage of both equity bull and bear markets through the use of strategic long equity positions in addition to long Treasury and money market positions. In seeking to capitalize on the noncorrelative relationship between equities and fixed income securities, the TUG Model will assess which asset class provides the best opportunity for growth in light of prevailing market conditions. For example, when the equity markets become indecisive, the TUG Model seeks to both protect and benefit the Fund from the periodic reversals in equities by allocating assets to bond and/or Cash Equivalents.
The TUG Model monitors several moving averages of various lengths to measure underlying trends within the Nasdaq-100® Index. Multiple buy and sell signals are incorporated into the TUG Model to take advantage of evolving market conditions. As a result, the TUG Model generates unique signals in both bullish and bearish markets, as the market tends to behave differently depending on the trend. A partial allocation to Treasury bonds may be made when the equity signal is not at full strength.
The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.